GECAS Transaction - Schedule of Acquisition Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Transaction and integration-related expenses	$ 33,286	$ 334,966	$ 0
GE Capital Aviation Services
Business Acquisition [Line Items]
Transaction and integration-related expenses	33,286	334,966
GE Capital Aviation Services | Professional fees and other expenses
Business Acquisition [Line Items]
Transaction and integration-related expenses	22,247	105,417
GE Capital Aviation Services | Severance and other compensation expenses
Business Acquisition [Line Items]
Transaction and integration-related expenses	11,039	43,075
GE Capital Aviation Services | Banking fees
Business Acquisition [Line Items]
Transaction and integration-related expenses	$ 0	$ 186,474